Accounts Receivable	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2023 and 2022:

	As of March 31,	As of March 31,
	2023	2022
Accounts receivable, gross	$2,560,894	$27,911,421
Less: allowance for doubtful accounts	854,615	463,514
Accounts receivable	$1,706,279	$27,447,907

Movement of allowance for doubtful accounts

	As of March 31,	As of March 31,
	2023	2022
Beginning balance	$463,514	$-
Provision for doubtful accounts	854,615	463,514
Written-off	(463,514)	-
Ending balance	$854,615	$463,514

The Company recorded net of allowance for doubtful accounts of $854,615 as of March 31, 2023 due to uncollectible balances from three companies over 1 year. The Company gives its customers credit period of 180 days and continually assesses the recoverability of uncollected accounts receivable. As of March 31, 2023, the balance of the Company’s accounts receivable was almost within 180 days. As of March 31, 2022, the balance of the Company’s accounts receivable was almost within 180 days. The Company believes the balances of its accounts receivable are fully recoverable as of March 31, 2023.